Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Key Management Compensation	Key management compensation includes:
Years ended December 31,
	2018	2017
Salaries and benefits	$1,136	$1,065
Bonuses	100	387
Share-based payments	328	476
Termination benefits	470	385
	$2,034	$2,313